Future Minimum Sublease Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
Year 1	$ 670
Year 2	348
Year 3	59
Year 4	15
Year 5	0
Thereafter	0
Total	$ 1,092